Annual Total Returns- JPMorgan Growth Advantage Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan Growth Advantage Fund - Class R5	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.24%)	16.36%	44.97%	9.87%	9.03%	1.41%	35.69%	(1.22%)	36.33%	53.87%